Supplementary information	12 Months Ended
Dec. 31, 2022
Supplementary Information
Supplementary information

Note 33 - Supplementary information

a) Acquisition of Ideal Holding Financeira S.A.

On January 13, 2022, ITAÚ UNIBANCO HOLDING, through its subsidiary Itaú Corretora de Valores S.A., entered into a purchase and sale agreement of up to 100% of capital of Ideal Holding Financeira S.A. (IDEAL). The purchase will be carried out in two phases over five years. In the first phase, ITAÚ UNIBANCO HOLDING will acquired 50.1% of IDEAL’s total voting capital for R$ 700, then holding the company's control. In the second phase, after five years, ITAÚ UNIBANCO HOLDING may exercise the right to purchase the remaining ownership interest, in order to reach 100% of IDEAL’s capital.

IDEAL is a 100% digital broker and currently offers electronic trading and DMA (direct market access) solutions, within a flexible and cloud-based platform.

The management and development of IDEAL's business will continue to be autonomous in relation to ITAÚ UNIBANCO HOLDING, according to the terms and conditions of the Shareholders' Agreement for this transaction and ITAÚ UNIBANCO HOLDING will not have exclusivity in the provision of services.

The effective acquisitions and financial settlements occurred on March 31, 2023, after the required regulatory approvals are received.

b) Organization of Joint Venture - Totvs Techfin S.A.

On April 12, 2022, ITAÚ UNIBANCO HOLDING with TOTVS S.A. (TOTVS) entered into an agreement for the organization of a joint venture, preliminarily called Totvs Techfin S.A. (TECHFIN), which will combine technology and financial solutions, adding the supplementary expertise of the partners to provide corporate clients with, in an expeditious and integrated manner, the best experiences in buying products directly from the platforms already offered by TOTVS.

TOTVS will contribute with the assets of its current TECHFIN operation to a company of which ITAÚ UNIBANCO HOLDING will become a partner with a 50% ownership interest in capital, and each partner may appoint half of the members of the Board of Directors and the Executive Board. For the ownership interest, ITAÚ UNIBANCO HOLDING will pay TOTVS the amount of R$ 610 and, as a complementary price (earn-out), it will pay up to R$ 450 after five years upon achievement of goals aligned with the growth and performance purposes. Additionally, ITAÚ UNIBANCO HOLDING will contribute with the funding commitment for current and future operations, credit expertise and development of new products at TECHFIN.

The effective acquisition and financial settlement will occur after the required regulatory approvals are received.

c) Acquisition of Avenue Holding Cayman Ltd

On July 08, 2022, ITAÚ UNIBANCO HOLDING entered into a share purchase agreement with Avenue Controle Cayman Ltd and other selling stockholders for the acquisition of control of Avenue Holding Cayman Ltd (AVENUE). The purchase will be carried out in three phases over five years. In the first phase, ITAÚ UNIBANCO HOLDING will acquire 35% of AVENUE’s capital for approximately R$ 493. In the second phase, after two years, ITAÚ UNIBANCO HOLDING will acquire additional ownership interest of 15.1%, then holding control and 50.1% of AVENUE’s capital. After five years of the first phase, ITAÚ UNIBANCO HOLDING may exercise a call option for the remaining ownership interest.

AVENUE holds a U.S. digital securities broker aimed to democratize the access of Brazilian investors to the international market.

The management and development of AVENUE's business will continue to be autonomous in relation to ITAÚ UNIBANCO HOLDING, which will become one of the institutions that will make AVENUE's services available to its clients abroad.

The effective acquisitions and financial settlements will occur after the required regulatory approvals are received.

d) “Coronavirus” COVID-19 effects

ITAÚ UNIBANCO HOLDING incorporated into its processes the monitoring of the economic effects of the COVID-19 pandemic in Brazil and the other countries where it operates, which may adversely affect its Profit or Loss. In Brazil, measures were taken to mitigate the impacts caused by COVID-19 by the Federal Government, the National Monetary Council (CMN) and the Central Bank of Brazil (BACEN), particularly:

i) CMN Resolution No. 4,838/20, which regulates the Working Capital Program for Business Preservation (CGPE), the contracting term of which ended in the fourth quarter of 2020.

ii) CMN Resolution No. 4,846/20 which provides for loan operations for financing of payroll carried out by financial institutions, under the Emergency Employment Support Program (PESE), the contracting period of which ended in the fourth quarter of 2020.

iii) Law No. 13,999/20 and amendment made by Law No. 14,161/21, and Provisional Measure No. 1,139/22 that sets forth the National Support Program for Micro and Small Companies (PRONAMPE) with the purpose of developing and strengthening small businesses.

iv) Law No. 14,042/20 and amendment made by Law No. 14,462/22 that established the Emergency Program for Access to Credit (PEAC), with the purpose of making easier the access to credit and preserving companies, for the protection of jobs and income. The PEAC has two modalities: Emergency Program for Access to Credit in the modality of guarantee (PEAC-FGI) and Emergency Program for Access to Credit in the modality guarantee of receivables (PEAC-Maquininha).

In the period, ITAÚ UNIBANCO HOLDING identified the following impacts on its results, as well as effects on estimates and critical judgments for the preparation of the Consolidated Financial Statements:

(a) Increase in 2021 and 2022 in loan and financing operations, especially for micro, small and medium-sized companies due to the measures adopted for mitigation of the impacts of COVID-19 by the authorities with the creation of programs such as PESE, PRONAMPE, PEAC-FGI and CGPE, the balance of which in December 2022 is R$ 18,662. Through timely monitoring of credit standards and behavior of clients, ITAÚ UNIBANCO HOLDING maintained the regularity of its operations, despite the adverse conditions, and helped clients in the sustainable search for their financial rebalancing.

(b) With the purpose of treating indebtedness in a structured way and giving financial impetus to clients, initiatives were established that allowed the extension of grace periods, terms and better interest rate conditions for individuals, and micro and small business clients. In March 2020, Program 60+ was established, which, among other measures, allowed a 60-day grace period for defaulting agreements and in mid-April the Travessia (Crossing) Program was established. Travessia allowed the extension of grace periods between 120 and 180 days and terms of operations between 5 and 6 years, respectively, for individual and micro and small companies clients, under better interest rate conditions.

(c) The allowance for loan losses in the amount of R$ 52,324 was affected due to the level of risk and default, due to the changes in the financial perspectives of clients and the visible deterioration of macroeconomic variables. To fully reflect the risk of its loan operations, ITAÚ UNIBANCO HOLDING adopts the expected loss model for provisioning of operations since the moment they are granted and it is periodically updated according to the macroeconomic variables and circumstances of the client, in view of the pandemic, a weighting in the economic scenarios was added. In December 2022, the level of coverage of provisions in the loan portfolio of ITAÚ UNIBANCO HOLDING accounted for 177% as compared to 193% in December 2021. Specifically for the expected loss of operations that have not shown any signs of deterioration so far (default or downgrading of the client's rating), provisioning presented an increase of 18.1% at the current period. The credit risk governance allowed ITAÚ UNIBANCO HOLDING a quick response for monitoring the impacts of the COVID-19 pandemic on the loan portfolio, permitting quick access to the information needed for discussions and actions of the crisis management daily forums.

(d) Increase in expenses with claims related to COVID-19 of R$ 52 in the period, mainly related to credit life and life insurance.

There was an increase in the spacing between people in call centers to reduce the circulation of people and the possibilities of contagion. The average number of people circulating in administrative centers was reduced, since they started to work remotely. Employees in the central management, service centers and digital branches are substantially working from home. It should be noted that despite the aforementioned measures, ITAÚ UNIBANCO HOLDING maintains its operating activities.

Even after the end of the state of public health emergency in Brazil announced in May 2022, ITAÚ UNIBANCO HOLDING will continue to monitor the impacts of the COVID-19 pandemic and following health and health surveillance recommendations so as to ensure safety of its employees and clients.